Summary Of Other Non Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Noncurrent Assets Disclosure [Line Items]
Rental and other deposits	$ 2,312	$ 2,924
Interest receivable	11,401	10,483
Issuance costs for convertible senior notes (Note 14)	8,256
Others	658	337
Other Non Current Assets Total	$ 22,627	$ 13,744